Stock-Based Compensation - Schedule of Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 08, 2010	Aug. 19, 2010	Feb. 26, 2012 Stock Option Holder [Member]	Jul. 13, 2011 Stock Option Holder [Member]	Jun. 22, 2012 Chairman And Founder [Member]	Aug. 16, 2012 Chairman And Founder [Member]	Feb. 26, 2012 Chairman And Founder [Member]	Jul. 13, 2011 Chairman And Founder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 6	$ 19	$ 14
Stock option shares surrendered				386,666	243,000
In-the-money value of surrendered stock options				8	4
Exercised number of shares, under stock option plan						200,000	200,001	1,083,333	900,001
Cash payments made on cashless exercise of stock options								$ 25	$ 15	$ 4	$ 5